Change In Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2024
Change In Shareholders Equity Abstract
Schedule of Changes in Shareholders' Equity
	For the Six Months Ended June 30, 2024

					Additional		Total
	Ordinary shares		Treasury shares		paid-in	Retained	shareholders’
(in thousands, except share data)	Shares*	Amount	Shares*	Amount	capital	earnings	equity
		US$’000		US$’000	US$’000	US$’000	US$’000
Balance as December 31, 2023	150,000,000	15	204,348	(2,000)	1,548	17,771	17,334
Adoption of ASU 2023-08	-	-	-	-	-	6,436	6,436
Balance as January 1, 2024	150,000,000	15	204,348	(2,000)	1,548	24,207	23,770
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing, Stock Purchase Agreements and the Warrants, net of issuance costs	12,902,268	1	-	-	57,360	-	57,361
Net income	-	-	-	-	-	36,639	36,639
Balance at June 30, 2024	162,902,268	16	204,348	(2,000)	58,908	60,846	117,770
	For the Six Months Ended June 30, 2023

					Additional		Total
	Ordinary shares		Treasury shares		paid-in	Retained	shareholders’
(in thousands, except share data)	Shares*	Amount	Shares*	Amount	capital	earnings	equity
		US$’000		US$’000	US$’000	US$’000	US$’000
Balance as December 31, 2022	150,000,000	15	204,348	(2,000)	1,548	7,276	6,839
Net income	-	-	-	-	-	7,822	7,822
Balance at June 30, 2023	150,000,000	15	204,348	(2,000)	1,548	15,098	14,661
*	The share data has been retroactively restated to reflect the current capital structure of the Company.